INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - Direct Investments (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended									12 Months Ended																															12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011 MSRs Pool 1	Dec. 31, 2013 MSRs Pool 1		Dec. 31, 2012 MSRs Pool 1		Dec. 13, 2011 MSRs Pool 1	Dec. 31, 2013 MSR Pool 1 Recapture Agreement		Dec. 31, 2012 MSR Pool 1 Recapture Agreement		Dec. 31, 2013 MSRs Pool 2		Dec. 31, 2012 MSRs Pool 2		Jun. 05, 2012 MSRs Pool 2	Dec. 31, 2013 MSR Pool 2 Recapture Agreement		Dec. 31, 2012 MSR Pool 2 Recapture Agreement		Dec. 31, 2013 MSRs Pool 3		Dec. 31, 2012 MSRs Pool 3		Dec. 31, 2013 MSR Pool 3 Recapture Agreement		Dec. 31, 2012 MSR Pool 3 Recapture Agreement		Dec. 31, 2013 MSRs Pool 4		Dec. 31, 2012 MSRs Pool 4		Dec. 31, 2013 MSR Pool 4 Recapture Agreement		Dec. 31, 2012 MSR Pool 4 Recapture Agreement		Dec. 31, 2013 MSRs Pool 5		Dec. 31, 2012 MSRs Pool 5		Dec. 31, 2013 MSR Pool 5 Recapture Agreement		Dec. 31, 2012 MSR Pool 5 Recapture Agreement		Dec. 31, 2013 MSRs Pool 11		May 20, 2013 MSRs Pool 11	Dec. 31, 2013 MSR Pool 11 Recapture Agreement		Dec. 31, 2013 MSRs Pool 12		Sep. 23, 2013 MSRs Pool 12	Dec. 31, 2013 MSR Pool 12 Recapture Agreement		Dec. 31, 2013 MSRs Pool 18		Dec. 31, 2013 MSR Pool 18 Recapture Agreement		Dec. 31, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs
Unpaid principal balance of underlying loans						$ 6,873,942		$ 8,403,211							$ 7,924,920		$ 9,397,120							$ 7,822,453		$ 9,069,726						$ 5,076,470		$ 5,788,133						$ 36,907,851	[1]	$ 43,902,561						$ 436,241					$ 5,152,877	[1]				$ 8,758,860	[2]			$ 78,953,614		$ 76,560,751		$ 13,000,000
Interest in Excess MSR						65.00%		6.50%		65.00%	65.00%		6.50%		65.00%		6.50%		65.00%	65.00%		6.50%		65.00%		6.50%		65.00%		6.50%		65.01%		6.50%		65.00%		6.50%		80.00%	[1]	6.50%		80.00%		6.50%		66.70%		66.00%	66.70%		40.00%	[1]	40.00%	40.00%		40.00%	[2]	40.00%						67.00%
Amortized Cost Basis						26,279	[3]	30,237	[3]		1,109	[3]	4,430	[3]	30,217	[3]	32,890	[3]		1,252	[3]	5,206	[3]	24,636	[3]	27,618	[3]	2,733	[3]	5,036	[3]	9,876	[3]	11,130	[3]	2,300	[3]	2,902	[3]	117,544	[1],[3]	107,704	[3]	9,229	[3]	8,493	[3]	2,091	[3]		254	[3]	16,233	[1],[3]		474	[3]	16,075	[2],[3]	1,127	[3]	261,429	[3]	235,646	[3]
Carrying Value						36,235	[4]	35,974	[4]		6,820	[4]	4,936	[4]	35,234	[4]	33,935	[4]		6,587	[4]	5,387	[4]	32,899	[4]	30,474	[4]	6,642	[4]	4,960	[4]	13,823	[4]	12,149	[4]	4,105	[4]	2,887	[4]	140,634	[1],[4]	109,682	[4]	5,609	[4]	4,652	[4]	2,080	[4]		235	[4]	16,294	[1],[4]		240	[4]	16,079	[2],[4]	635	[4]	324,151	[4]	245,036	[4]
Weighted average yield		2.66%				12.50%		18.00%			12.50%		18.00%		12.50%		17.30%			12.50%		17.30%		12.50%		17.60%		12.50%		17.60%		12.50%		17.90%		12.50%		17.90%		12.50%	[1]	17.50%		12.50%		17.50%		12.50%			12.50%		16.40%	[1]		16.40%		15.30%	[2]	15.30%		12.90%		17.60%
Weighted average life years		5 years 8 months 12 days	[5]			5 years 2 months 12 days	[6]	4 years 9 months 18 days	[6]		11 years 10 months 24 days	[6]	10 years 9 months 18 days	[6]	5 years 6 months	[6]	5 years	[6]		12 years 6 months	[6]	11 years 9 months 18 days	[6]	5 years 1 month 6 days	[6]	4 years 8 months 12 days	[6]	12 years 1 month 6 days	[6]	11 years 3 months 18 days	[6]	4 years 10 months 24 days	[6]	4 years 7 months 6 days	[6]	12 years	[6]	11 years 1 month 6 days	[6]	5 years 4 months 24 days	[1],[6]	4 years 9 months 18 days	[6]	13 years 4 months 24 days	[6]	11 years 8 months 12 days	[6]	6 years 6 months	[6]		14 years 3 months 18 days	[6]	4 years 6 months	[1],[6]		13 years 2 months 12 days	[6]	4 years 7 months 6 days	[2],[6]	12 years 3 months 18 days	[6]	5 years 9 months 18 days	[6]	5 years 4 months 24 days	[6]
Change in fair value of investments recorded in other income	$ 367	$ 53,332	[7]	$ 9,023	$ 400	$ 4,219	[8]	$ 5,569	[8]		$ 5,205	[8]	$ 307	[8]	$ 3,971	[8]	$ 1,045	[8]		$ 5,154	[8]	$ 181	[8]	$ 5,408	[8]	$ 2,856	[8]	$ 3,985	[8]	$ (76)	[8]	$ 2,929	[8]	$ 1,019	[8]	$ 1,819	[8]	$ (15)	[8]	$ 21,113	[1],[8]	$ 1,978	[8]	$ 221	[8]	$ (3,841)	[8]	$ (11)	[8]		$ (19)	[8]	$ 60	[1],[8]		$ (233)	[8]	$ 3	[2],[8]	$ (492)	[8]	$ 53,332	[8]	$ 9,023	[8]

[1]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR subsequent to December 31, 2013 (Note 18).
[2]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).
[3]	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[4]	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[5]	The weighted average life is based on the timing of expected principal reduction on the assets.
[6]	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[7]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[8]	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool. For the year ended December 31, 2011 the change in fair value recorded in other income relating to Pool 1 was $0.4 million.